Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

6.      LEASES

Operating leases as lessee

The Company’s leasing activities primarily consist of one operating lease for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

For the fiscal years ended December 31, 2022 and 2023, the Company incurred operating lease expenses of $65,715 and $58,471, respectively. The operating lease expenses were charged to general and administrative expense.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 are as follows:

	As of
	December 31, 2022	December 31, 2023
Operating lease right-of-use assets, net	$217,928	$156,130
Operating Lease liabilities, current	53,315	50,825
Operating Lease liabilities, non-current	165,011	104,993
Total operating lease liabilities	$218,326	$155,818
Remaining lease terms	3.75 years	2.75 years
Discount rate	4.75%	4.75%

Cash flow information related to operating leases consists of the following:

	As of
	December 31, 2022	December 31, 2023
Cash paid for amounts in the measurement of lease liabilities	$51,447	$57,201
Right-of-use assets obtained in exchange for new lease liabilities	$—	$—

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

As of December 31, 2023
FY2024	$56,936
FY2025	62,396
FY2026	46,797
Total lease payment	166,129
Less: imputed interest	10,311
Total lease liabilities	$155,818